Earnings Per Common Share (Details) - USD ($)		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Line Items]
Net income and comprehensive income from continuing operations, net of taxes		$ 21,303,156	$ 66,540,925	$ 52,811,783
Net (loss) / income and comprehensive income / (loss) from discontinued operations, net of taxes		17,339,332	52,019,765	(541,296)
Net income		38,642,488	118,560,690	52,270,487
Comprehensive income		38,642,488	118,560,690	52,270,487
Less: Dividend on Series D Preferred Shares		(1,020,833)	0	0
Less: Deemed dividend on warrants repurchased	$ (400,000)	(444,885)	0	0
Net income attributable to common shareholders		36,980,474	118,560,690	40,498,330
Dividend on Series D Preferred Shares		1,020,833	0	0
Net income attributable to common shareholders, diluted		$ 38,197,603	$ 118,560,690	$ 40,498,330
Weighted average number of common shares outstanding, basic (in shares)		95,710,781	94,610,088	83,923,435
Effect of dilutive shares (in shares)		123,819,466	0	1,409,293
Weighted average number of common shares outstanding, diluted (in shares)		219,530,247	94,610,088	85,332,728
Earnings per common share, basic, continuing operations (in dollars per share)		$ 0.21	$ 0.7	$ 0.49
Earnings per common share, diluted, continuing operations (in dollars per share)		0.1	0.7	0.48
(Loss) / Earnings per common share, basic, discontinued operations (in dollars per share)		0.18	0.55	(0.01)
(Loss) / Earnings per common share, diluted, discontinued operations (in dollars per share)		0.08	0.55	(0.01)
Earnings per common share, basic, Total (in dollars per share)		0.39	1.25	0.48
Earnings per common share, diluted, Total (in dollars per share)		$ 0.17	$ 1.25	$ 0.47
Series A Preferred Stock [Member]
Earnings Per Share [Line Items]
Less: Deemed dividend on Preferred Shares		$ 0	$ 0	$ (11,772,157)
Deemed dividend on Series D Preferred Shares		0	0	11,772,157
Series D Preferred Stock [Member]
Earnings Per Share [Line Items]
Less: Deemed dividend on Preferred Shares		(196,296)	0	0
Deemed dividend on Series D Preferred Shares		$ 196,296	$ 0	$ 0